Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2020
Summary of significant accounting policies
Schedule of carrying amount of this variable interest entities assets and liabilities

	September 30, 2020	September 30, 2019
Current assets	$4,335,297	$1,003,603
Non-current assets	392,517	89,182
Total assets	4,727,814	1,092,785
Total liabilities	(4,135,859)	(837,640)
Net assets	$591,955	$255,145

Schedule of useful lives of property, plant and equipment, net

Plant, machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life

Summary of component of basic and diluted EPS

Year Ended September 30,	2020	2019	2018
Net income (loss) available for common shareholders (A)	$823,606	$(307,437)	$3,222,032
Weighted average outstanding shares of ordinary shares (B)	16,244,856	12,183,847	11,173,699
Dilutive effect of investor and placement agent warrants	—	—	919,808
Diluted ordinary shares and ordinary shares equivalents (C)	16,244,856	12,183,847	12,093,507
Earnings per share
Basic (A/B)	$0.05	$(0.03)	$0.29
Diluted (A/C)	$0.05	$(0.03)	$0.27